CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Capital Disclosures
Payables and accrued expenses	$ 1,900	$ 800
Current assets	13,700	24,800
Shareholders' equity attributable to owners	$ 76,000	$ 121,200